Acquisition of a Subsidiary (Tables)	12 Months Ended
Apr. 30, 2022
Disclosure of detailed information about business combination [abstract]
Summary of Assets Acquired and Liabilities recognized at the Date of Acquisition
Assets acquired and liabilities recognized at the date of acquisition:

HK$
Property, plant and equipment	30
Intangible asset	45,260
Accounts and other receivables	293
Bank balances and cash	43,988
Accounts and other payables	(18,597)
Deferred tax liabilities	(7,694)

63,280

Summary of Goodwill Arising on Acquisition
Goodwill arising on acquisition:

HK$
Consideration transferred	90,923
Plus: non-controlling interests (49% in PolicyPal)	31,032
Less: net assets acquired	(63,280)

Goodwill arising on acquisition	58,675

Summary of Cash Inflow on Acquisition	Net cash inflow on acquisition of PolicyPal:

HK$
Cash consideration paid	(23,259)
Less: cash and cash equivalents balances acquired	43,988

20,729

Summary of Consideration Transferred

HK$
Cash	23,259
Equity instruments issued	67,664

Total	90,923